CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

    The balance at December 31, 2020 consists of $35,209,012 in cash and $1,791,636 held in short-term investments (December 31, 2019 - $22,550,521 in cash and $8,772,825 in short-term investments) on deposit with major Canadian and US banks.  Short-term investments are redeemable on a monthly basis, with the annual interest rates ranging between 0.20% (investments in US$) and 0.25% (investments in C$). As of December 31, 2020, the Company held approximately 93% (December 31, 2019 - 39%) of its cash and short-term investments in US dollar.